BUSINESS COMBINATIONS (Disposition of DragonWave Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent receivable		$ 13,843
Loss on sale of assets		(2,827)
Reduction in contingent liability	(2,759)	(6,958)
Dragon Wave Networks Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Extinguished discounted liability	1,011
Extinguished maximum potential liability	1,328
Recorded discounted liability relating to payment of future obligations		1,011
Maximum potential liability relating to payment of future obligations		1,328
Additional potential receivables based on business performance	5,068	5,271
Contingent receivable	52	583
Net book value		2,399
Reduction in contingent liability	342
Reduction of receivables	$ 553